TRADE RECEIVABLES AND OTHER (Tables)	6 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Schedule of Trade Receivables and Other
Trade receivables and other are comprised of the following:

	At June 30, 2020		At December 31, 2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	389	—	395
Impairment	—	(3)	—	(2)
Total trade receivables - net	—	386	—	393
Income tax receivables	34	9	35	22
Other taxes	—	17	—	35
Contract assets	31	1	16	2
Prepaid expenses	1	20	1	8
Other	8	18	8	14
Total other receivables	74	65	60	81
Total trade receivables and other	74	451	60	474

Schedule of Contract Assets

	At June 30, 2020		At December 31, 2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	14	—	16	—
Other	17	1	—	2
Total Contract assets	31	1	16	2

Schedule of Aging of Total Trade Receivables—Net
The aging of total trade receivables - net is as follows:

(in millions of Euros)	At June 30, 2020	At December 31, 2019
Not past due	369	380
1 – 30 days past due	15	10
31 – 60 days past due	2	3
61 – 90 days past due	—	—
Greater than 90 days past due	—	—
Total trade receivables - net	386	393

Schedule of Carrying Amounts of Total Trade Receivables—Net by Currency
The composition of the carrying amounts of total Trade receivables - net by currency is shown in Euro equivalents as follows:

(in millions of Euros)	At June 30, 2020	At December 31, 2019
Euro	158	126
U.S. Dollar	203	251
Swiss franc	14	3
Other currencies	11	13
Total trade receivables - net	386	393